UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2020

WESTERN ASSET

TOTAL RETURN UNCONSTRAINED FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadvisers became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.5 trillion.

II	Western Asset Total Return Unconstrained Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

Western Asset Total Return Unconstrained Fund	III

Performance review

For the six months ended November 30, 2020, Class I shares of Western Asset Total Return Unconstrained Fund returned 7.72%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Indexii, returned 1.79% and 0.16%, respectively, for the same period. The Lipper Absolute Return Bond Funds Category Averageiii returned 6.60% over the same time frame.

Performance Snapshot as of November 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	7.48%
Class A2	7.47%
Class C	7.13%
Class FI	7.50%
Class R	7.36%
Class I	7.72%
Class IS	7.74%
Bloomberg Barclays U.S. Aggregate Index	1.79%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.16%
Lipper Absolute Return Bond Funds Category Average	6.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2020 for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.97%, 1.95%, 1.41%, 2.05%, 1.81%, 2.41% and 2.50%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 1.76%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

IV	Western Asset Total Return Unconstrained Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.26%, 1.17%, 1.77%, 1.02%, 1.49%, 0.72% and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in

Western Asset Total Return Unconstrained Fund	V

Performance review (cont’d)

emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.

Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 100 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Total Return Unconstrained Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2020 and May 31, 2020 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six months ended November 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2],3	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class A	7.48%	$1,000.00	$1,074.80	1.10%	$5.72	Class A	5.00%	$1,000.00	$1,019.55	1.10%	$5.57
Class A2	7.47	1,000.00	1,074.70	1.13	5.88	Class A2	5.00	1,000.00	1,019.40	1.13	5.72
Class C	7.13	1,000.00	1,071.30	1.79	9.29	Class C	5.00	1,000.00	1,016.09	1.79	9.05
Class FI	7.50	1,000.00	1,075.00	1.10	5.72	Class FI	5.00	1,000.00	1,019.55	1.10	5.57
Class R	7.36	1,000.00	1,073.60	1.35	7.02	Class R	5.00	1,000.00	1,018.30	1.35	6.83
Class I	7.72	1,000.00	1,077.20	0.75	3.91	Class I	5.00	1,000.00	1,021.31	0.75	3.80
Class IS	7.74	1,000.00	1,077.40	0.65	3.39	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

[1]	For the six months ended November 30, 2020.

[2]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been lower.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 26.4%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.3%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,300,000	$2,417,415	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	96,929
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	330,000	417,136
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	210,000	289,698
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	210,000	263,701
Total Diversified Telecommunication Services				3,484,879
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	790,087	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	63,285	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	60,000	63,300	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	530,000	560,820	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	1,274,660
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	215,658
Comcast Corp., Senior Notes	3.400%	4/1/30	330,000	381,994
Comcast Corp., Senior Notes	3.250%	11/1/39	70,000	80,206
Comcast Corp., Senior Notes	3.750%	4/1/40	80,000	97,454
Comcast Corp., Senior Notes	3.400%	7/15/46	50,000	58,157
Comcast Corp., Senior Notes	4.000%	3/1/48	90,000	114,808
Comcast Corp., Senior Notes	4.700%	10/15/48	720,000	1,023,423
Comcast Corp., Senior Notes	3.450%	2/1/50	430,000	511,318
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	330,150
Fox Corp., Senior Notes	5.476%	1/25/39	580,000	806,345
Prosus NV, Senior Notes	5.500%	7/21/25	1,120,000	1,293,177	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,660,000	1,917,076	(a)

See Notes to Financial Statements.

4	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	$957,806
Walt Disney Co., Senior Notes	8.450%	8/1/34	440,000	743,870
Total Media				11,283,594
Wireless Telecommunication Services — 0.2%
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	466,110	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	230,000	353,425
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,097
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,204
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	580,000	666,182	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	710,000	887,163	(a)
Total Wireless Telecommunication Services				2,403,181
Total Communication Services				17,171,654
Consumer Discretionary — 1.8%
Automobiles — 0.4%
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	300,000	301,176
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	490,000	502,245
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	203,605
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	216,190
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	255,100
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,925,100
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	514,381
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	123,721
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	862,458
Total Automobiles				4,903,976

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000	$456,225	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	279,119
Total Diversified Consumer Services				735,344
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	68,000	69,450	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	60,000	60,075	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,200
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	158,537
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	260,000	275,551	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	207,348
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	170,000	183,281	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	40,925
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	751,050
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,400,000	1,463,941
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	113,081
McDonald’s Corp., Senior Notes	3.600%	7/1/30	340,000	399,727
McDonald’s Corp., Senior Notes	3.625%	9/1/49	70,000	82,460
McDonald’s Corp., Senior Notes	4.200%	4/1/50	200,000	258,382
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	557,216
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	803,734
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	676,476
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,711,274	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	410,000	419,738	(a)
Total Hotels, Restaurants & Leisure				8,254,446

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	$533,592
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	421,129
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	126,330
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	71,250
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	170,000	221,319
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	458,559
Total Household Durables				1,832,179
Internet & Direct Marketing Retail — 0.0%††
Amazon.com Inc., Senior Notes	4.250%	8/22/57	430,000	612,849
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.300%	4/15/40	200,000	237,430
Home Depot Inc., Senior Notes	3.900%	6/15/47	70,000	89,381
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	240,000	297,295
Total Specialty Retail				624,106
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,674,937	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,470,000	1,512,263
NIKE Inc., Senior Notes	2.850%	3/27/30	500,000	566,321
NIKE Inc., Senior Notes	3.250%	3/27/40	270,000	317,072
NIKE Inc., Senior Notes	3.375%	3/27/50	360,000	435,872
Total Textiles, Apparel & Luxury Goods				5,506,465
Total Consumer Discretionary				22,469,365
Consumer Staples — 1.7%
Beverages — 0.8%
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	4.350%	6/1/40	920,000	1,145,193
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	5.550%	1/23/49	4,210,000	6,069,878
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	4.500%	6/1/50	1,410,000	1,773,200
Coca-Cola Co., Senior Notes	2.500%	6/1/40	20,000	21,648
Coca-Cola Co., Senior Notes	2.600%	6/1/50	240,000	254,750
Coca-Cola Co., Senior Notes	2.500%	3/15/51	90,000	93,890
PepsiCo Inc., Senior Notes	2.875%	10/15/49	190,000	212,858
PepsiCo Inc., Senior Notes	3.625%	3/19/50	90,000	113,610
Total Beverages				9,685,027

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	300,000	$308,709
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	440,000	451,943
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	12,852	13,757	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	48,393	55,108
Total Food & Staples Retailing				829,517
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	88,000	97,140
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	144,647	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	26,766
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	69,705
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	14,081	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	11,077	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	252,449
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	480,000	567,396
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	716,631
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	361,513	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	330,000	410,293	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	130,000	144,544	(a)
Total Food Products				2,816,242
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	510,008
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,822,029
Altria Group Inc., Senior Notes	3.875%	9/16/46	280,000	302,107
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	1,543,357
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,364,548
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	614,980
Total Tobacco				7,157,029
Total Consumer Staples				20,487,815
Energy — 5.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	760,000	859,954
Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	204,300
Apache Corp., Senior Notes	7.750%	12/15/29	370,000	417,175

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	4.250%	1/15/30	1,160,000	$1,156,375
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	120,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	610,000	611,327	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	10,000	10,433
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,250,000	1,411,099	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	290,798	(a)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	89,485
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,740,000	1,907,261
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	330,000	370,199
Concho Resources Inc., Senior Notes	3.750%	10/1/27	470,000	534,926
Concho Resources Inc., Senior Notes	4.300%	8/15/28	940,000	1,118,715
Continental Resources Inc., Senior Notes	3.800%	6/1/24	170,000	172,187
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,190,000	1,189,155
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	400,000	405,718	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,399,355	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	242,864
Devon Energy Corp., Senior Notes	5.600%	7/15/41	380,000	444,339
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	410,000	426,897
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	201,396
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	94,359
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	780,660
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	402,763
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,927,800
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,500,000	1,353,750	(b)(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,180,000	$1,120,705	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	90,000	100,712
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	147,429
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	870,000	901,595
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	100,000	116,800
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	700,000	738,466
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	41,915
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	360,000	400,254
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,040,000	1,124,040
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	640,000	879,116
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	590,000	642,466
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	146,577
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	275,564
EQT Corp., Senior Notes	7.875%	2/1/25	30,000	34,392
EQT Corp., Senior Notes	3.900%	10/1/27	600,000	595,701
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	640,000	829,666
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	651,723
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,790,000	2,065,767	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	755,687	(a)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	160,855	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,750,804
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,558,641	(d)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	628,593
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	3,277,789	(a)

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Noble Energy Inc., Senior Notes	3.850%	1/15/28	270,000	$312,907
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	380,000	401,850
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,380,000	1,288,920
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	727,238
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	2,480,483
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	957,500
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,046,158
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	30,000	30,956	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	73,631	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,270,000	1,447,597
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,580,000	3,126,573
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,620,000	1,909,170
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	76,457
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,413,000	1,383,857
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	390,779
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,705,100	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	250,000	277,158
Shell International Finance BV, Senior Notes	3.250%	4/6/50	850,000	962,269
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	60,000	63,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	231,749

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	$115,981
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	73,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	227,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	680,000	710,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	123,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	240,000	255,660	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	300,000	317,168	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	280,000	279,826
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	294,350
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	3,400,000	3,635,892
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	702,656
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	460,000	458,523
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,010,000	1,137,696
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	277,632
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,470
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	3,042,096
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	42,268
WPX Energy Inc., Senior Notes	5.875%	6/15/28	40,000	43,151
YPF SA, Senior Notes	8.500%	3/23/21	2,550,000	2,400,825	(a)
Total Oil, Gas & Consumable Fuels				71,280,884
Total Energy				72,140,838

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 6.5%
Banks — 4.4%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	12/16/20	370,000		$366,234	(b)(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	650,000		692,806	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000		711,008	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000		340,007	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	1,220,000		1,560,676	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000		1,368,668
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000		2,255,947
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000		1,173,619	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000		3,039,683	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		877,717
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		108,907
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	140,000		151,140	(b)(c)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000		1,784,486
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		2,023,920
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,030,000		1,209,224
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,848,007	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,420,000		1,581,645
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		343,130

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		$1,996,500	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,667,838	(b)(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		507,580
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		554,280	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		1,343,905	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	620,000		666,862	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	640,000		717,157	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,660,900	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	870,000		968,863
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000		1,362,412
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000		8,176,442
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	910,000		928,120	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/31/20	130,000		131,803	(b)(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	380,000		463,808	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	3,910,000		5,598,612	(c)

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000		$4,177,169
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	290,000		338,500
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000		652,597
Total Banks					54,350,172
Capital Markets — 1.3%
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	580,000		683,793	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	12/31/20	75,000		72,005	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000		636,699
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	590,000		931,207
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000		1,037,139
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000		1,851,257
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000		746,025
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/20	100,000		0	*(b)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	1,030,000		1,663,953	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000		8,567,140	(a)(b)(c)
Total Capital Markets					16,189,218
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000		1,416,875
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		185,625	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,444,391

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		$1,977,130	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	370,000		385,692	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		940,151	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,411,289
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		931,700	(f)(g)
Total Diversified Financial Services					8,692,853
Insurance — 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	830,000		1,062,727
Total Financials					80,294,970
Health Care — 3.7%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,380,000		1,526,806
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,090,000		3,764,924
AbbVie Inc., Senior Notes	4.250%	11/21/49	90,000		114,112
Total Biotechnology					5,405,842
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,009,000		2,308,404
Health Care Providers & Services — 2.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		178,858
Centene Corp., Senior Notes	4.750%	1/15/25	540,000		557,269
Centene Corp., Senior Notes	5.375%	6/1/26	1,200,000		1,263,000	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000		529,560
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000		1,373,146
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000		4,363,389
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		664,434
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000		624,424
CVS Health Corp., Senior Notes	4.100%	3/25/25	872,000		988,288
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000		4,585,421
CVS Health Corp., Senior Notes	3.750%	4/1/30	370,000		429,639
CVS Health Corp., Senior Notes	4.125%	4/1/40	190,000		227,403
CVS Health Corp., Senior Notes	5.050%	3/25/48	920,000		1,243,065

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.250%	4/1/50	450,000	$566,714
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,096,250
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,347,178
HCA Inc., Senior Notes	5.375%	2/1/25	580,000	650,189
HCA Inc., Senior Notes	5.375%	9/1/26	540,000	614,587
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	23,485
HCA Inc., Senior Notes	3.500%	9/1/30	150,000	155,451
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	810,160
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	11,815
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	984,214
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,214,795
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	768,569
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	232,539
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,631,590
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	140,000	190,369
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	100,000	139,581
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	1,012,931
Total Health Care Providers & Services				28,478,313
Pharmaceuticals — 0.8%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	20,000	20,605	(a)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	160,000	175,307
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	460,000	668,713
Pfizer Inc., Senior Notes	2.625%	4/1/30	560,000	623,475
Pfizer Inc., Senior Notes	1.700%	5/28/30	110,000	113,729
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,420,000	2,444,962
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,168,644
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	10,000	10,098
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	450,000	451,001

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	$1,466,771
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,452,544
Total Pharmaceuticals				9,595,849
Total Health Care				45,788,408
Industrials — 2.4%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	2.700%	2/1/27	710,000	716,910
Boeing Co., Senior Notes	5.150%	5/1/30	1,790,000	2,114,451
Boeing Co., Senior Notes	3.250%	2/1/35	790,000	777,590
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	146,822
Boeing Co., Senior Notes	5.705%	5/1/40	1,460,000	1,851,680
Boeing Co., Senior Notes	3.750%	2/1/50	120,000	120,912
Boeing Co., Senior Notes	5.805%	5/1/50	1,180,000	1,564,264
Boeing Co., Senior Notes	5.930%	5/1/60	1,070,000	1,452,388
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	39,513
General Dynamics Corp., Senior Notes	4.250%	4/1/50	290,000	403,353
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,840,000	2,573,197
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	420,000	635,965
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	140,000	153,090	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	330,000	350,214	(a)
Total Aerospace & Defense				12,900,349
Airlines — 0.7%
Continental Airlines Pass-Through
Trust, Senior Secured Trust	6.703%	6/15/21	5,004	4,945
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	220,000	220,000
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,050,000	1,051,412
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,300,000	1,317,887
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	162,116
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	760,000	726,920
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	660,000	742,886
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	2,069,822	(a)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	450,000	$475,423	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	387,894	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	597,438	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	650,000	723,613	(a)
Total Airlines				8,480,356
Commercial Services & Supplies — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	941,629
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	300,000	310,312	(a)
Total Commercial Services & Supplies				1,251,941
Industrial Conglomerates — 0.3%
3M Co., Senior Notes	3.050%	4/15/30	110,000	125,838
3M Co., Senior Notes	3.700%	4/15/50	270,000	338,731
General Electric Co., Senior Notes	3.450%	5/1/27	120,000	132,130
General Electric Co., Senior Notes	3.625%	5/1/30	240,000	269,552
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,713,106
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	948,525
General Electric Co., Senior Notes	4.250%	5/1/40	250,000	284,926
General Electric Co., Senior Notes	4.350%	5/1/50	320,000	378,048
Total Industrial Conglomerates				4,190,856
Machinery — 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	130,000	149,841
Deere & Co., Senior Notes	3.750%	4/15/50	270,000	352,832
Total Machinery				502,673
Trading Companies & Distributors — 0.2%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	388,197
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	230,000	247,825
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,460,000	1,632,462
Total Trading Companies & Distributors				2,268,484
Total Industrials				29,594,659

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.5%
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	90,000	$118,014
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,860,000	2,164,522
Intel Corp., Senior Notes	4.600%	3/25/40	100,000	134,933
Intel Corp., Senior Notes	4.750%	3/25/50	680,000	965,383
Intel Corp., Senior Notes	4.950%	3/25/60	210,000	320,166
NVIDIA Corp., Senior Notes	3.500%	4/1/40	200,000	243,418
NVIDIA Corp., Senior Notes	3.500%	4/1/50	720,000	881,018
NVIDIA Corp., Senior Notes	3.700%	4/1/60	370,000	479,109
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	190,000	196,643
Total Semiconductors & Semiconductor Equipment				5,385,192
Total Information Technology				5,503,206
Materials — 1.8%
Chemicals — 0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,460,000	2,816,577	(d)
OCP SA, Senior Notes	5.625%	4/25/24	2,690,000	2,956,364	(a)
Total Chemicals				5,772,941
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,479,692	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	930,000	970,781	(a)
Total Containers & Packaging				2,450,473
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	2,013,694	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	327,919	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	680,000	723,893
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,520,000	2,018,235
ArcelorMittal SA, Senior Notes	7.000%	3/1/41	840,000	1,096,982
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	548,804
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	221,855

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	50,000		$62,031
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,860,000		2,320,378
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000		129,182	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,450,000		1,626,825	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,120,000		3,008,587
Total Metals & Mining					14,098,385
Total Materials					22,321,799
Utilities — 0.7%
Electric Utilities — 0.6%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,754,619
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,384,091
Total Electric Utilities					7,138,710
Independent Power and Renewable Electricity Producers — 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	694,429
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	220,000		254,656
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	150,000		186,870
Total Multi-Utilities					441,526
Total Utilities					8,274,665
Total Corporate Bonds & Notes (Cost — $289,677,973)					324,047,379
U.S. Government & Agency Obligations — 25.5%
U.S. Government Obligations — 25.5%
U.S. Treasury Bonds	1.125%	8/15/40	13,820,000		13,267,200
U.S. Treasury Bonds	3.750%	11/15/43	63,570,000		92,779,919
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000		40,770,726
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000		39,899,475
U.S. Treasury Bonds	3.125%	5/15/48	19,160,000		26,103,255
U.S. Treasury Bonds	3.000%	2/15/49	80,000		107,125
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000		5,541,217
U.S. Treasury Bonds	1.250%	5/15/50	29,850,000		27,548,285
U.S. Treasury Bonds	1.375%	8/15/50	46,820,000		44,592,392
U.S. Treasury Bonds	1.625%	11/15/50	2,400,000		2,431,500
U.S. Treasury Notes	1.750%	7/31/24	20,000		21,104
U.S. Treasury Notes	0.375%	4/30/25	140,000		140,405
U.S. Treasury Notes	0.500%	6/30/27	5,470,000		5,447,778

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.500%	8/31/27	11,280,000		$11,217,872
U.S. Treasury Notes	0.625%	5/15/30	2,070,000		2,035,069
U.S. Treasury Notes	0.875%	11/15/30	830,000		832,788
Total U.S. Government & Agency Obligations (Cost — $270,274,290)					312,736,110
Sovereign Bonds — 12.6%
Argentina — 0.3%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	138,777	(f)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		61,247
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	2,648,100		1,039,379
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/41	3,240,000		1,182,600
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		636,417	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,290,000		486,988	*(a)(e)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,450,000		536,515	*(a)(e)
Total Argentina					4,081,923
Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	25,490,000	BRL	5,354,512
China — 2.0%
China Government Bond, Senior Notes	3.290%	5/23/29	160,000,000	CNY	24,340,238
Ghana — 0.2%
Ghana Government International Bond	10.750%	10/14/30	2,070,000		2,687,172	(a)
India — 2.2%
India Government Bond	7.350%	6/22/24	370,000,000	INR	5,438,366
India Government Bond	7.590%	1/11/26	620,000,000	INR	9,238,518
India Government Bond	7.590%	3/20/29	700,000,000	INR	10,473,120
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,359,520
Total India					26,509,524
Indonesia — 1.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		549,033

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,110,000		$1,365,542	(d)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	930,000		1,217,646	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		669,382
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,466,871
Indonesia Treasury Bond	8.250%	5/15/29	93,966,000,000	IDR	7,572,515
Total Indonesia					12,840,989
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,820,000		1,981,379	(a)
Mexico — 2.4%
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	8,104,415
Mexican Bonos, Bonds	8.000%	11/7/47	124,440,000	MXN	6,943,924
Mexican Bonos, Senior Notes	8.500%	5/31/29	115,950,000	MXN	6,877,741
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,692,640
Total Mexico					29,618,720
Russia — 3.9%
Russian Federal Bond — OFZ	6.000%	10/6/27	228,930,000	RUB	3,083,302
Russian Federal Bond — OFZ	7.050%	1/19/28	642,381,000	RUB	9,173,806
Russian Federal Bond — OFZ	6.900%	5/23/29	1,366,180,000	RUB	19,403,846
Russian Federal Bond — OFZ	7.650%	4/10/30	208,210,000	RUB	3,099,726
Russian Federal Bond — OFZ	7.250%	5/10/34	15,420,000	RUB	222,157
Russian Federal Bond — OFZ	7.700%	3/16/39	745,480,000	RUB	11,328,327
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,539,300	(a)
Total Russia					47,850,464
Total Sovereign Bonds (Cost — $164,710,618)					155,264,921
Collateralized Mortgage Obligations (j) —11.0%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.359%	5/26/37	5,168,753		4,566,725	(a)(c)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.315%	9/29/36	537,430		535,214	(a)(c)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.386%	9/29/36	15,306,019		13,555,255	(a)(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Banc of America Funding Trust, 2015-R2 9A2	0.422%	3/27/36	5,675,124	$5,227,379	(a)(c)
BANK, 2018-BN15 B	4.809%	11/15/61	1,050,000	1,225,884	(c)
BANK, 2020-BN29 C	3.027%	11/15/53	1,270,000	1,311,973
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	3,640,000	3,254,969	(a)(c)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	0.310%	1/25/37	1,578,220	1,455,738	(c)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.629%	5/15/37	4,900,000	4,190,623	(a)(c)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.071%	6/19/31	4,836	4,847	(c)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	3.866%	2/25/34	46,723	46,668	(c)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.410%	11/25/35	119,249	98,146	(c)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,046,661	904,576
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	4.950%	11/25/35	4,902,850	738,308	(c)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	0.410%	1/25/46	86,470	80,641	(c)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	5.150%	4/25/36	7,132,869	1,624,666	(c)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	5.350%	4/25/36	4,336,406	1,111,493	(c)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.450%	7/25/36	2,108,660	390,341	(c)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	3.391%	8/15/35	4,800,000	4,339,968	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.637%	6/15/38	100,567	49,915	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,043,676	1,779,218

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
CSMC Trust, 2014-USA E	4.373%	9/15/37	2,170,000	$1,605,118	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	4,400,000	2,896,443	(a)
CSMC Trust, 2015-2R 3A1	0.569%	4/27/36	305,759	306,096	(a)(c)
CSMC Trust, 2015-2R 7A1	2.969%	8/27/36	452,196	458,333	(a)(c)
CSMC Trust, 2015-2R 7A2	2.969%	8/27/36	3,561,531	2,874,435	(a)(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.491%	7/15/32	9,800,000	6,384,750	(a)(c)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	3,680,000	3,626,430	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,580,000	3,551,985	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.600%	6/25/34	10,241	9,704	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,289,816	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,410,000	2,405,398	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.300%	7/25/23	641,715	648,256	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.900%	3/25/25	3,844,800	4,155,793	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	2.600%	12/25/42	1,147,692	1,137,470	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.450%	1/25/50	2,310,000	2,216,208	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 ( 1 mo. USD LIBOR + 3.000%)	3.150%	10/25/29	2,848,454	2,893,390	(a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	46,570	57,118

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012- 118 CI, IO	3.500%	12/25/39	366,028	$9,586
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	2.778%	2/25/36	47,160	39,919	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	673,436	684,048	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,147,820	30,123	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,671	5,519	(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	4,525,797	8,583	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.182%	2/16/53	2,552,509	22,464	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	520,001	7,062	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.671%	9/16/55	2,020,641	77,167	(c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.438%	1/16/55	47,260,669	687,177	(c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.701%	10/16/58	4,977,016	273,520	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.707%	7/16/58	1,466,689	73,775	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	441,459	454,458
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	0.380%	4/25/36	61,076	69,919	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.330%	11/19/46	123,115	103,900	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2020-NNNZ M	8.542%	1/16/37	1,618,925	1,252,773	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	661,506	291,989	(c)

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- CB19 AJ	6.092%	2/12/49	1,182,689	$598,441	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.712%	2/15/51	84,618	79,211	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	8.349%	6/15/35	10,150,000	8,042,718	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT C (1 mo. USD LIBOR + 3.800%)	3.941%	7/15/34	7,187,051	6,524,866	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	10,027,388	127,551	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST G (1 mo. USD LIBOR + 4.250%)	4.391%	12/15/36	2,690,000	2,291,140	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST H (1 mo. USD LIBOR + 6.750%)	6.891%	12/15/36	3,020,000	2,440,721	(a)(c)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	0.944%	7/27/46	261,351	261,605	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS7 A1, Step Bond	3.250%	11/25/59	3,426,289	3,434,363	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.675%	5/25/34	35,643	34,883	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	473,506	276,861	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	610,600	357,020	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.125%	9/12/49	126,936	48,217	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	83,897	56,961
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,530,000	4,020,957	(a)(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511%floor)	3.511%	4/18/24	3,660,000	$3,602,479	(a)(c)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	2,308,798	2,497,185	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.285%	8/25/36	88,254	64,565	(c)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	5.400%	2/25/36	9,019,972	2,034,899	(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.541%	11/15/27	7,530,000	377,441	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.722%	4/25/34	99,858	100,180	(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	6.477%	11/11/34	4,050,401	2,886,453	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	9.927%	11/11/34	4,050,401	2,357,588	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	213,200	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,089,986	110,968	(a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	0.870%	11/25/34	2,267,895	2,256,121	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.743%	2/25/46	2,010,071	1,888,085	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	384,734	388,405	(a)(c)
Total Collateralized Mortgage Obligations (Cost — $153,742,106)				134,474,356

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 6.1%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.2%
Delta TopCo Inc., First Lien Term Loan	—	10/7/27	910,000	$902,834	(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.641%	1/31/28	1,050,000	1,031,428	(c)(l)(m)
Total Diversified Telecommunication Services				1,934,262
Entertainment — 0.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.720%	2/10/27	3,720,710	3,706,758	(c)(g)(l)(m)
Media — 0.1%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.146%	5/1/26	151,953	147,173	(c)(l)(m)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.899%	9/18/26	1,613,335	1,597,634	(c)(l)(m)
Total Media				1,744,807
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.639%	4/15/27	9,925	9,737	(c)(l)(m)
Total Communication Services				7,395,564
Consumer Discretionary — 1.4%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	1,730,855	1,724,167	(c)(l)(m)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.896%	11/19/26	2,533,618	2,469,824	(c)(l)(m)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.896%	7/31/24	354,531	344,450	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B	—	12/23/24	730,000	707,689	(k)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.646%	7/21/25	1,130,000	1,121,424	(c)(k)(l)(m)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.896%	8/14/24	1,655,148	$1,598,596	(c)(l)(m)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.900%	9/20/24	1,833,500	1,778,495	(c)(g)(l)(m)
Total Hotels, Restaurants & Leisure				8,020,478
Specialty Retail — 0.6%
Academy Ltd., New Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.750%	11/5/27	930,000	917,212	(c)(l)(m)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	3.500%	11/8/23	1,186,891	1,168,718	(c)(l)(m)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan	—	10/19/27	500,000	497,455	(k)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	1/26/23	2,533,351	2,400,335	(c)(l)(m)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.890%	8/3/26	2,533,618	2,500,590	(c)(l)(m)
Total Specialty Retail				7,484,310
Total Consumer Discretionary				17,228,955
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.146%	9/13/26	397,990	384,682	(c)(l)(m)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.896%	6/27/23	397,922	386,979	(c)(l)(m)
Total Consumer Staples				771,661
Financials — 1.2%
Capital Markets — 0.0%††
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.146%	7/3/24	653,316	643,272	(c)(l)(m)
Diversified Financial Services — 0.5%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.896%	2/27/26	987,525	985,673	(c)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	1,236,900	1,235,354	(c)(l)(m)

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Jane Street Group LLC, Dollar Term Loan	3.146-3.233%	1/31/25	42,390	$42,204	(c)(l)(m)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	1,658,909	1,565,251	(c)(l)(m)
UFC Holdings LLC, Term Loan B (6 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	1,896,314	1,882,092	(c)(k)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.141%	3/1/26	369,151	367,997	(c)(l)(m)
Total Diversified Financial Services				6,078,571
Insurance — 0.7%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.146%	11/3/24	271,146	268,985	(c)(l)(m)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.146%	11/3/23	2,533,287	2,512,309	(c)(l)(m)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	6.646%	8/4/25	3,579,091	3,610,855	(c)(l)(m)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.396%	12/31/25	1,742,267	1,704,427	(c)(l)(m)
Total Insurance				8,096,576
Total Financials				14,818,419
Health Care — 0.9%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	17,027	16,371	(k)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.896%	2/18/27	72,608	69,810	(c)(l)(m)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	10/2/25	1,585,430	1,564,820	(c)(l)(m)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	11/17/25	488,733	483,349	(c)(l)(m)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.250%)	4.396%	8/6/26	1,776,575	1,772,134	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.400%	3/5/26	839,407	829,439	(c)(l)(m)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	472,964	$473,673	(c)(l)(m)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.146%	6/26/26	1,445,400	1,435,763	(c)(l)(m)
Total Health Care Providers & Services				6,645,359
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	1,558,676	1,552,831	(c)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	728,474	722,611	(c)(l)(m)
Total Health Care Technology				2,275,442
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Company I SARL, Initial Term Loan	—	4/29/24	1,450,000	1,411,938	(k)
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	4.750%	10/1/27	860,000	854,266	(c)(l)(m)
Total Pharmaceuticals				2,266,204
Total Health Care				11,187,005
Industrials — 1.3%
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B5	—	12/1/27	1,450,000	1,444,864	(k)
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.470-1.500%	2/7/22	1,180,000	1,163,283	(c)(l)(m)
Total Aerospace & Defense				2,608,147
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/29/23	1,067,325	1,079,332	(c)(l)(m)
Building Products — 0.1%
Forterra Finance LLC, Replacement Term Loan (1 mo. USD LIBOR + 3.000%)	4.000%	10/25/23	561,735	560,199	(c)(l)(m)
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.396%	7/10/26	2,226,575	2,215,304	(c)(k)(l)(m)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.646%	10/1/26	888,287	875,657	(c)(l)(m)

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	1,209,235	$1,208,731	(c)(l)(m)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	1,169,468	1,168,575	(c)(k)(l)(m)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.646%	8/27/25	930,501	930,112	(c)(l)(m)
Total Commercial Services & Supplies				6,398,379
Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	1,474,263	1,461,209	(c)(l)(m)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan	—	12/30/26	1,840,000	1,829,963	(k)
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	1,524,900	1,507,109	(c)(l)(m)
Total Industrials				15,444,338
Information Technology — 0.6%
Communications Equipment — 0.0%††
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.396%	11/29/25	630,376	568,284	(c)(l)(m)
IT Services — 0.3%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	9/30/24	1,835,945	1,834,924	(c)(k)(l)(m)
Redstone Holdco 2 LP, Initial Term Loan (2 mo. USD LIBOR + 5.000%)	6.000%	9/1/27	1,830,000	1,828,856	(c)(l)(m)
Total IT Services				3,663,780
Software — 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.146%	10/16/26	1,691,500	1,679,342	(c)(l)(m)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.896%	5/4/26	319,860	318,424	(c)(l)(m)
Total Software				1,997,766

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B1	—	9/19/25	1,450,000	$1,449,511	(k)
Total Information Technology				7,679,341
Materials — 0.0%††
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.638%	9/4/27	180,000	180,402	(c)(l)(m)
Total Senior Loans (Cost — $73,995,823)				74,705,685
Asset-Backed Securities — 5.7%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	7.577%	1/15/33	600,000	561,642	(a)(c)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	6,850,000	6,901,245	(c)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.028%	4/17/29	1,900,000	1,757,397	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.185%	7/25/32	72,753	72,689	(c)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	4.265%	10/25/32	1,000,000	1,005,582	(a)(c)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.337%	10/15/30	250,000	233,845	(a)(c)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	1.095%	4/25/35	82,213	84,777	(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	2,200,000	2,239,032	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.368%	4/20/31	1,400,000	1,350,327	(a)(c)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	4.018%	1/20/29	1,570,000	1,542,082	(a)(c)(n)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.014%	8/20/32	750,000	731,393	(a)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.918%	7/20/31	3,250,000	2,958,592	(a)(c)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.218%	4/20/29	3,700,000	3,527,302	(a)(c)

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.387%	10/15/26	1,980,000	$1,854,088	(a)(c)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.618%	4/17/30	250,000	231,844	(a)(c)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.261%	4/15/37	1,243,050	1,190,971	(c)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.391%	8/15/24	3,312,313	3,321,299	(a)(c)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.868%	7/20/28	2,000,000	1,842,246	(a)(c)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,372,826	3,422,996	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	2,286,843	2,362,994	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	0.249%	8/25/36	365,996	156,931	(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.213%	10/29/29	1,550,000	1,515,371	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	4.018%	10/20/31	950,000	953,316	(a)(c)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.187%	4/15/31	2,000,000	1,830,350	(a)(c)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.168%	4/17/30	2,020,000	1,999,685	(a)(c)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.418%	1/20/33	860,000	692,450	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	910,000	910,000	(a)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.718%	7/20/31	400,000	314,426	(a)(c)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	0.390%	11/25/46	11,816	2,029	(c)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	0.369%	6/25/46	15,282	20,398	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.518%	1/20/33	1,410,000	1,411,557	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.410%	6/25/46	134,595	128,991	(a)(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.117%	7/15/29	1,000,000		$932,094	(a)(c)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.418%	10/20/27	1,250,000		1,083,138	(a)(c)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.016%	4/22/30	2,600,000		2,287,459	(a)(c)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.221%	11/15/32	725,000		722,971	(a)(c)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.087%	4/15/31	800,000		733,458	(a)(c)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.475%	6/22/30	3,344,000		3,056,145	(a)(c)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.118%	1/20/32	250,000		245,353	(a)(c)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	0.915%	2/25/35	3,632,789		3,496,752	(c)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.430%	4/16/31	900,000		810,765	(a)(c)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	3.918%	4/20/29	1,750,000		1,750,789	(a)(c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,672,473		1,670,994
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.977%	4/15/27	2,600,000		1,988,646	(a)(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.257%	6/7/30	600,000		552,169	(a)(c)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.887%	10/15/31	2,260,000		2,097,151	(a)(c)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	1,300,000		1,244,729	(a)(c)
Total Asset-Backed Securities (Cost — $71,716,672)					69,800,460
Non-U.S. Treasury Inflation Protected Securities — 4.2%
Argentina — 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	24,161,553	ARS	161,275	(f)
Germany — 0.6%
Deutsche Bundesrepublik Inflation Linked Bond	0.100%	4/15/26	5,867,426	EUR	7,595,361	(d)
Japan — 3.6%
Japanese Government CPI Linked Bond	0.100%	9/10/23	104,500,000	JPY	1,000,557

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Japan — continued
Japanese Government CPI Linked Bond	0.100%	3/10/24	1,132,510,000	JPY	$10,852,136
Japanese Government CPI Linked Bond	0.100%	9/10/24	1,718,700,000	JPY	16,485,691
Japanese Government CPI Linked Bond	0.100%	3/10/25	1,013,000,000	JPY	9,717,620
Japanese Government CPI Linked Bond	0.100%	3/10/26	596,823,576	JPY	5,725,848
Total Japan					43,781,852
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $47,452,601)					51,538,488
Mortgage-Backed Securities — 2.4%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-10/1/49	2,534,324		2,699,938
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/50-3/1/50	435,165		468,700
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	376,379		402,318
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/50	409,012		443,988
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	289,748		324,455
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	438,902		482,077
Total FHLMC					4,821,476
FNMA — 1.3%
Federal National Mortgage Association (FNMA)	2.000%	12/1/35-1/1/51	3,200,000		3,324,846	(o)
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-12/1/49	1,862,649		2,077,924
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	212,180		246,080
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	6,016,241		6,627,247
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-9/1/48	924,955		1,025,736

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-3/1/50	908,866	$986,127
Federal National Mortgage Association (FNMA)	4.500%	4/1/48-5/1/50	1,757,107	1,930,386
Total FNMA				16,218,346
GNMA — 0.7%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	425,716	445,394
Government National Mortgage Association (GNMA)	4.000%	3/15/50	94,341	100,061
Government National Mortgage Association (GNMA)	3.500%	5/15/50	99,105	106,034
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	3,180,234	3,440,037
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	730,271	766,747
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	229,557	251,817
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	346,475	367,053
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	1,370,842	1,489,422
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	500,000	523,128	(o)
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	600,000	632,324	(o)
Total GNMA				8,122,017
Total Mortgage-Backed Securities (Cost — $28,198,824)				29,161,839
U.S. Treasury Inflation Protected Securities — 2.2%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	17,891,136	25,690,002	(p)(q)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	1,607,058	1,741,607
Total U.S. Treasury Inflation Protected Securities (Cost — $20,282,562)				27,431,609

See Notes to Financial Statements.

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Security	Rate	Maturity Date	Face Amount†		Value
Municipal Bonds — 0.5%
California — 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		$419,763	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000		196,696
Total California					616,459
Illinois — 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000		3,112,245
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000		640,098	(c)
New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority, Series B, Refunding	4.131%	6/15/42	1,670,000		1,659,796
Total Municipal Bonds (Cost — $5,902,447)					6,028,598
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.0%††
3-Month EURIBOR Futures, Put @ 100.13EUR	3/15/21	1,372	343,000,000	EUR	0	(h)
Eurodollar Futures, Put @ $99.75	3/15/21	1,127	2,817,500		28,175
Eurodollar Futures, Put @ $99.63	3/14/22	2,362	5,905,000		118,100
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	12/4/20	1,320	1,320,000		123,750
U.S. Treasury 10-Year Notes Futures, Call @ $138.75	12/4/20	549	549,000		25,734
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	12/24/20	439	439,000		116,609
U.S. Treasury 10-Year Notes Futures, Put @ $137.25	12/4/20	549	549,000		8,578
U.S. Treasury 10-Year Notes Futures, Put @ $137.50	12/4/20	1,320	1,320,000		41,250
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00	12/4/20	660	660,000		92,812

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Call @ $176.50		12/11/20	73	73,000	$31,938
U.S. Treasury Long-Term Bonds Futures, Put @ $172.00		12/4/20	657	657,000	30,797
U.S. Treasury Long-Term Bonds Futures, Put @ $173.00		12/4/20	660	660,000	103,125
U.S. Treasury Long-Term Bonds Futures, Put @ $172.50		12/11/20	73	73,000	19,391
Total Exchange-Traded Purchased Options (Cost — $1,560,379)					740,259
	Counterparty
OTC Purchased Options — 0.2%
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Put @ 106.00bps	Morgan Stanley & Co. Inc.	1/20/21	24,260,000	24,260,000	126,335
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Put @ 106.50bps	Morgan Stanley & Co. Inc.	1/20/21	12,130,000	12,130,000	73,153
Credit default swaption to buy protection on Markit CDX.NA.IG.35 Index, Put @ 60.00bps	Morgan Stanley & Co. Inc.	1/20/21	24,260,000	24,260,000	27,746
Credit default swaption to buy protection on Markit CDX.NA.IG.35 Index, Put @ 60.00bps	Morgan Stanley & Co. Inc.	1/20/21	12,130,000	12,130,000	13,873
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Call @ 105.00bps	Bank of America N.A.	12/16/20	12,410,000	12,410,000	469,448

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Call @ 107.00bps	Credit Suisse	1/20/21	18,360,000	18,360,000	$349,453
Interest rate swaption, Put @ 155.00bps	Goldman Sachs Group Inc.	9/1/21	6,480,000	6,480,000	222,963
U.S. Dollar/Mexican Peso, Call @ 21.30MXN	Goldman Sachs Group Inc.	1/25/21	9,200,000	9,200,000	70,902
U.S. Dollar/Mexican Peso, Put @ 21.75MXN	BNP Paribas SA	12/23/20	8,640,000	8,640,000	668,347
U.S. Dollar/Russian Ruble, Put @ 77.00RUB	JPMorgan Chase & Co.	1/28/21	16,120,000	16,120,000	408,935
Total OTC Purchased Options (Cost — $1,638,319)					2,431,155
Total Purchased Options (Cost — $3,198,698)					3,171,414
Total Investments before Short-Term Investments (Cost — $1,129,152,614)					1,188,360,859
		Rate		Shares
Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $8,395,144)		0.010%		8,395,144	8,395,144	(n)
Total Investments — 97.5% (Cost — $1,137,547,758)					1,196,756,003
Other Assets in Excess of Liabilities — 2.5%					30,253,448
Total Net Assets — 100.0%					$1,227,009,451

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of November 30, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of November 30, 2020.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this loan is unfunded as of November 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2020, the total market value of investments in Affiliated Companies was $9,937,226 and the cost was $9,965,144 (Note 8).

(o)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2020, the Fund held TBA securities with a total cost of $4,456,139.

(p)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(q)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GO	— General Obligation

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
3-Month EURIBOR Futures, Put	3/15/21	99.63	EUR	1,372	343,000,000	EUR	$0	(a)
90-Day Eurodollar Futures, Put	3/15/21	$99.63		1,127	2,817,500		(14,088)
90-Day Eurodollar Futures, Put	3/14/22	99.75		1,181	2,952,500		(155,006)
U.S. Treasury 10-Year Notes Futures, Call	12/4/20	138.00		623	623,000		(194,688)
U.S. Treasury 10-Year Notes Futures, Call	2/19/21	140.50		878	878,000		(123,469)
U.S. Treasury 10-Year Notes Futures, Put	12/4/20	138.00		623	623,000		(87,609)
U.S. Treasury Long-Term Bonds Futures, Call	12/4/20	175.00		220	220,000		(151,250)
U.S. Treasury Long-Term Bonds Futures, Call	12/11/20	174.50		24	24,000		(30,375)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	179.00		965	965,000		(241,250)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	$180.00	438	438,000	$(239,531)
U.S. Treasury Long-Term Bonds Futures, Put	12/4/20	174.00	219	219,000	(82,125)
U.S. Treasury Long-Term Bonds Futures, Put	12/4/20	175.00	220	220,000	(171,875)
U.S. Treasury Long-Term Bonds Futures, Put	12/11/20	174.50	24	24,000	(20,625)
Total Exchange-Traded Written Options (Premiums received — $2,548,743)					$(1,511,891)

OTC Written Options

	Counterparty
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Call	Bank of America N.A.	1/20/21	106.50	bps	12,240,000	12,240,000	‡	$(281,503)
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Call	JPMorgan Chase & Co.	1/20/21	106.50	bps	12,240,000	12,240,000	‡	(281,503)
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Call	Morgan Stanley & Co. Inc.	1/20/21	108.00	bps	24,260,000	24,260,000	‡	(289,589)
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Call	Morgan Stanley & Co. Inc.	1/20/21	108.50	bps	12,130,000	12,130,000	‡	(108,159)
Credit default swaption to buy protection on Markit CDX.NA.IG.35 Index, Call	Bank of America N.A.	12/16/20	55.00	bps	62,050,000	62,050,000	‡	(165,507)
Credit default swaption to buy protection on Markit CDX.NA.IG.35 Index, Call	Morgan Stanley & Co. Inc.	1/20/21	50.00	bps	12,130,000	12,130,000	‡	(19,052)
Credit default swaption to buy protection on Markit CDX.NA.IG.35 Index, Call	Morgan Stanley & Co. Inc.	1/20/21	52.50	bps	24,260,000	24,260,000	‡	(57,308)
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Put	Morgan Stanley & Co. Inc.	1/20/21	103.00	bps	24,260,000	24,260,000	‡	(66,522)
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Put	Morgan Stanley & Co. Inc.	1/20/21	103.50	bps	12,130,000	12,130,000	‡	(36,132)
Credit default swaption to sell protection on Markit CDX.NA.HY.35 Index, Put	Credit Suisse	1/20/21	104.00	bps	12,240,000	12,240,000	‡	(39,922)

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

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Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Credit default swaption to sell protection on Markit CDX.NA.IG.34 Index, Put	BNP Paribas SA	12/16/20	100.00	bps	24,880,000	24,880,000	‡	$(3,848)
Credit default swaption to sell protection on Markit CDX.NA.IG.35 Index, Put	Morgan Stanley & Co. Inc.	1/20/21	80.00	bps	24,260,000	24,260,000	‡	(11,717)
Credit default swaption to sell protection on Markit CDX.NA.IG.35 Index, Put	Morgan Stanley & Co. Inc.	1/20/21	80.00	bps	12,130,000	12,130,000	‡	(5,858)
Interest rate swaption, Put	Goldman Sachs Group Inc.	12/1/20	145.00	bps	12,960,000	12,960,000		0	(a)
U.S. Dollar/Mexican Peso, Call	BNP Paribas SA	12/23/20	24.42	MXN	8,640,000	8,640,000		(444)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	1/25/21	22.45	MXN	18,400,000	18,400,000		(48,716)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	1/28/21	75.10	RUB	32,240,000	32,240,000		(424,544)
Total OTC Written Options (Premiums received — $1,981,815)								$(1,840,324)
Total Written Options (Premiums received — $4,530,558)								$(3,352,215)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

MXN	— Mexican Peso

RUB	— Russian Ruble

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	1	12/20	$109,265	$109,174	$(91)
Euro-BTP	155	12/20	26,674,567	27,948,237	1,273,670
Euro-BTP	110	3/21	19,853,893	19,822,423	(31,470)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	1,371	3/21	$302,634,879	$302,787,491	$152,612
U.S. Treasury Long-Term Bonds	974	3/21	170,030,737	170,358,687	327,950
U.S. Treasury Ultra Long- Term Bonds	523	3/21	112,691,366	112,984,344	292,978
					2,015,649
Contracts to Sell:
90-Day Eurodollar	2	3/21	498,221	498,950	(729)
90-Day Eurodollar	1,400	6/21	339,479,981	349,282,500	(9,802,519)
90-Day Eurodollar	1,324	12/21	328,111,407	330,205,600	(2,094,193)
Euro-Bund	310	12/20	63,847,902	64,804,558	(956,656)
Euro-Bund	199	3/21	42,202,700	42,158,181	44,519
Euro-Buxl	53	12/20	13,673,540	14,320,832	(647,292)
Euro-Schatz	281	12/20	37,624,770	37,650,312	(25,542)
U.S. Treasury 5-Year Notes	1,679	3/21	211,328,108	211,606,469	(278,361)
U.S. Treasury 10-Year Notes	4,236	3/21	584,346,426	585,296,084	(949,658)
U.S. Treasury Ultra 10-Year Notes	698	3/21	109,562,921	109,673,250	(110,329)
United Kingdom Long Gilt Bonds	216	3/21	38,572,271	38,641,406	(69,135)
					(14,889,895)
Net unrealized depreciation on open futures contracts					$(12,874,246)

At November 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,380,000	MXN	99,807,060	BNP Paribas SA	12/28/20	$(543,493)
MXN	99,807,060	USD	4,376,145	Citibank N.A.	12/28/20	547,348
GBP	1,600,000	USD	2,105,069	BNP Paribas SA	1/19/21	29,479
RUB	127,294,800	USD	1,657,105	BNP Paribas SA	1/19/21	1,795
TRY	43,943,810	USD	5,429,519	BNP Paribas SA	1/19/21	86,879
USD	7,159,965	EUR	6,060,000	BNP Paribas SA	1/19/21	(79,905)
USD	15,404,268	MXN	350,459,422	BNP Paribas SA	1/19/21	(1,844,013)
USD	1,461,692	TRY	11,550,000	BNP Paribas SA	1/19/21	11,787
USD	2,754,651	TRY	23,000,000	BNP Paribas SA	1/19/21	(132,607)

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,300,000	USD	1,111,052	Citibank N.A.	1/19/21	$63,902
CAD	37,798,517	USD	28,511,797	Citibank N.A.	1/19/21	602,896
JPY	19,400,730	USD	186,188	Citibank N.A.	1/19/21	(162)
JPY	60,000,000	USD	568,656	Citibank N.A.	1/19/21	6,658
JPY	100,000,000	USD	951,234	Citibank N.A.	1/19/21	7,623
JPY	1,882,173,580	USD	18,073,782	Citibank N.A.	1/19/21	(26,430)
RUB	113,266,577	USD	1,473,608	Citibank N.A.	1/19/21	2,477
RUB	226,970,000	USD	2,953,570	Citibank N.A.	1/19/21	4,292
USD	782	EUR	664	Citibank N.A.	1/19/21	(12)
USD	4,874,086	EUR	4,130,000	Citibank N.A.	1/19/21	(60,017)
USD	18,086,835	EUR	15,382,565	Citibank N.A.	1/19/21	(290,683)
USD	717,177	JPY	75,000,000	Citibank N.A.	1/19/21	(1,966)
USD	872,769	JPY	90,000,000	Citibank N.A.	1/19/21	9,798
BRL	3,228,109	USD	567,476	Goldman Sachs Group Inc.	1/19/21	34,569
EUR	800,000	USD	941,701	Goldman Sachs Group Inc.	1/19/21	14,057
GBP	11,657,831	USD	15,081,648	Goldman Sachs Group Inc.	1/19/21	470,977
JPY	70,000,000	USD	669,035	Goldman Sachs Group Inc.	1/19/21	2,165
RUB	489,339,500	USD	6,218,178	Goldman Sachs Group Inc.	1/19/21	158,872
USD	2,126,379	EUR	1,803,052	Goldman Sachs Group Inc.	1/19/21	(27,724)
USD	6,949,925	EUR	5,880,000	Goldman Sachs Group Inc.	1/19/21	(74,899)
USD	574,337	JPY	60,000,000	Goldman Sachs Group Inc.	1/19/21	(977)
USD	43,206,070	JPY	4,552,126,748	Goldman Sachs Group Inc.	1/19/21	(442,313)
USD	18,596,232	RUB	1,487,791,509	Goldman Sachs Group Inc.	1/19/21	(792,598)
ZAR	161,849,413	USD	9,332,800	Goldman Sachs Group Inc.	1/19/21	1,049,905
AUD	7,464,899	USD	5,364,314	JPMorgan Chase & Co.	1/19/21	118,118
IDR	32,825,856,642	USD	2,208,562	JPMorgan Chase & Co.	1/19/21	104,881
MXN	252,701,000	USD	11,726,809	JPMorgan Chase & Co.	1/19/21	710,174
NOK	62,360,000	USD	6,601,981	JPMorgan Chase & Co.	1/19/21	409,678
USD	12,025,423	INR	891,354,447	JPMorgan Chase & Co.	1/19/21	47,196
USD	11,884,666	KRW	13,826,739,792	JPMorgan Chase & Co.	1/19/21	(607,525)
MXN	2,724,120	USD	129,181	Goldman Sachs Group Inc.	1/27/21	4,777
USD	128,800	MXN	2,724,120	Goldman Sachs Group Inc.	1/27/21	(5,158)
RUB	141,706,300	USD	1,784,714	JPMorgan Chase & Co.	1/29/21	60,432
USD	1,786,005	RUB	141,706,300	JPMorgan Chase & Co.	1/29/21	(59,141)
USD	22,539,903	SAR	84,590,000	JPMorgan Chase & Co.	4/15/21	(5,407)
Total						$(434,295)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this table:

AUD	—Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

At November 30, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$49,951
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$8,182	51,238
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024	%**	10,162	53,130
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	43,285
Total							$18,344	$197,604

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
207,237,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(773)	$(114,486)
16,085,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	65,883	(28,230)
38,270,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	21,660	(126,092)

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	34,860,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(86,463)	$348,482
	50,609,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(169,880)	585,165
	549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	202,039	3,707,970
	571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	254,773	3,796,618
	12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	1,252,529
	123,878,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	885,331	11,648,332
	10,449,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	57,556	93,297
	5,068,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	4,358	39,251
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi- annually	3,232,545	(10,401,100)
	3,616,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	61,343	272,288
	4,620,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	36,468	48,336
Total						$4,564,840	$11,122,360

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at November 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 0.500%, due 3/30/21)	7,380,000EUR	12/20/24	0.605%	1.000% quarterly	$142,417	$75,314	$67,103

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Total Return Unconstrained Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount2*		Termination Date	Implied Credit Spread at November 30, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.439%	1.000% quarterly	$(203,062)	$(147,885)	$(55,177)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.35 Index	$33,605,000	12/20/25	5.000% quarterly	$3,023,207	$1,353,988	$1,669,219
Markit CDX.NA.IG.35 Index	35,970,000	12/20/25	1.000% quarterly	893,890	873,318	20,572
Total	$69,575,000			$3,917,097	$2,227,306	$1,689,791

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.34 Index	$230,000	6/20/25	1.000% quarterly	$(3,758)	$(3,610)	$(148)
Markit CDX.NA.IG.35 Index	72,130,000	12/20/30	1.000% quarterly	(556,988)	(189,611)	(367,377)
Total	$72,360,000			$(560,746)	$(193,221)	$(367,525)

See Notes to Financial Statements.

50	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

EUR	— Euro

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	51

Statement of assets and liabilities (unaudited)

November 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $1,127,582,614)	$1,186,818,777
Investments in affiliated securities, at value (Cost — $9,965,144)	9,937,226
Foreign currency, at value (Cost — $21,517,899)	21,789,777
Cash	1,035,553
Deposits with brokers for centrally cleared swap contracts	11,947,950
Interest receivable	8,563,186
Receivable for securities sold	6,124,365
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $4,283,054)	4,597,223
Unrealized appreciation on forward foreign currency contracts	4,560,735
Receivable for Fund shares sold	1,801,634
Deposits with brokers for OTC derivatives	740,000
Deposits with brokers for open futures contracts and exchange-traded options	363,784
OTC swaps, at value (premiums paid — $93,658)	358,365
Receivable for premiums on written options	257,305
Receivable from broker — net variation margin on centrally cleared swap contracts	58,935
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $47,504)	45,053
Receivable for open OTC swap contracts	17,362
Deposits with brokers for purchased securities	20,586
Prepaid expenses	75,609
Total Assets	1,259,113,425

Liabilities:
Payable for securities purchased	21,664,828
Unrealized depreciation on forward foreign currency contracts	4,995,030
Written options, at value (premiums received — $4,530,558)	3,352,215
Investment management fee payable	676,186
Payable for Fund shares repurchased	596,828
Deposits from brokers for OTC derivatives	290,000
OTC swaps, at value (premiums received — $147,885)	203,062
Service and/or distribution fees payable	20,521
Payable for open OTC swap contracts	17,362
Directors’ fees payable	7,707
Payable to broker — net variation margin on open futures contracts	5,734
Accrued expenses	274,501
Total Liabilities	32,103,974
Total Net Assets	$1,227,009,451

Net Assets:
Par value (Note 7)	$114,201
Paid-in capital in excess of par value	1,217,191,997
Total distributable earnings (loss)	9,703,253
Total Net Assets	$1,227,009,451

See Notes to Financial Statements.

52	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Net Assets:
Class A	$13,008,003
Class A2	$1,237,500
Class C	$14,059,875
Class FI	$24,421,216
Class R	$397,481
Class I	$996,835,142
Class IS	$177,050,234

Shares Outstanding:
Class A	1,211,723
Class A2	115,357
Class C	1,314,551
Class FI	2,279,035
Class R	37,042
Class I	92,753,450
Class IS	16,489,441

Net Asset Value:
Class A (and redemption price)	$10.74
Class A2 (and redemption price)	$10.73
Class C*	$10.70
Class FI (and redemption price)	$10.72
Class R (and redemption price)	$10.73
Class I (and redemption price)	$10.75
Class IS (and redemption price)	$10.74
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.22
Class A2 (based on maximum initial sales charge of 4.25%)	$11.21

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	53

Statement of operations (unaudited)

For the Six Months Ended November 30, 2020

Investment Income:
Interest from unaffiliated investments	$20,637,251
Interest from affiliated investments	41,309
Dividends	6,069
Less: Foreign taxes withheld	(55,529)
Total Investment Income	20,629,100

Expenses:
Investment management fee (Note 2)	3,651,987
Transfer agent fees (Note 5)	354,915
Fees recaptured by investment manager (Note 2)	185,292
Service and/or distribution fees (Notes 2 and 5)	126,840
Registration fees	82,769
Custody fees	74,376
Fund accounting fees	49,124
Audit and tax fees	35,743
Shareholder reports	17,698
Legal fees	16,608
Directors’ fees	8,594
Interest expense	8,148
Insurance	8,117
Commitment fees (Note 9)	3,868
Miscellaneous expenses	10,924
Total Expenses	4,635,003
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(20,152)
Net Expenses	4,614,851
Net Investment Income	16,014,249

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,332,179	†
Futures contracts	9,038,101
Written options	18,108,342
Swap contracts	(10,438,393)
Forward foreign currency contracts	(994,810)
Foreign currency transactions	667,386
Net Realized Gain	19,712,805
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	20,776,205
Investments in affiliated securities	81,547
Futures contracts	(4,188,383)
Written options	2,736,720
Swap contracts	34,223,170
Forward foreign currency contracts	1,209,720
Foreign currencies	(29,781)
Change in Net Unrealized Appreciation (Depreciation)	54,809,198
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	74,522,003
Increase in Net Assets From Operations	$90,536,252

†	Net of foreign capital gains tax of $45,161.

See Notes to Financial Statements.

54	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2020 (unaudited) and the Year Ended May 31, 2020	November 30	May 31

Operations:
Net investment income	$16,014,249	$52,602,086
Net realized gain (loss)	19,712,805	(67,565,800)
Change in net unrealized appreciation (depreciation)	54,809,198	27,265,272
Increase in Net Assets From Operations	90,536,252	12,301,558

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,468,129)	(37,427,913)
Return of capital	—	(20,524,557)
Decrease in Net Assets From Distributions to Shareholders	(2,468,129)	(57,952,470)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	153,366,294	299,392,746
Reinvestment of distributions	2,312,505	54,487,880
Cost of shares repurchased	(297,508,212)	(444,169,516)
Decrease in Net Assets From Fund Share Transactions	(141,829,413)	(90,288,890)
Decrease in Net Assets	(53,761,290)	(135,939,802)

Net Assets:
Beginning of period	1,280,770,741	1,416,710,543
End of period	$1,227,009,451	$1,280,770,741

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	55

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.00	$10.28	$10.36	$10.59	$10.14	$10.49

Income (loss) from operations:
Net investment income	0.12	0.35	0.38	0.31	0.31	0.31
Net realized and unrealized gain (loss)	0.64	(0.25)	(0.08)	(0.16)	0.42	(0.36)
Total income (loss) from operations	0.76	0.10	0.30	0.15	0.73	(0.05)

Less distributions from:
Net investment income	(0.02)	(0.22)	(0.30)	(0.38)	(0.28)	(0.23)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.14)	(0.08)	—	—	(0.07)
Total distributions	(0.02)	(0.38)	(0.38)	(0.38)	(0.28)	(0.30)

Net asset value, end of period	$10.74	$10.00	$10.28	$10.36	$10.59	$10.14
Total return[3]	7.48%	0.98%[4]	3.05%	1.34%	7.24%	(0.41)%

Net assets, end of period (000s)	$13,008	$11,965	$13,086	$27,536	$165,033	$226,970

Ratios to average net assets:
Gross expenses	1.10%[5,6]	1.37%[6]	1.50%[6]	1.31%[6]	1.30%[6]	1.40%
Net expenses[7,8]	1.10 [5,6]	1.10 [6]	1.10 [6]	1.10 [6]	1.23 [6]	1.25
Net investment income	2.31 [5]	3.38	3.70	2.92	2.96	3.06

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

56	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.00	$10.28	$10.35	$10.59	$10.13	$10.49

Income (loss) from operations:
Net investment income	0.12	0.34	0.37	0.32	0.29	0.29
Net realized and unrealized gain (loss)	0.63	(0.24)	(0.07)	(0.19)	0.42	(0.37)
Total income (loss) from operations	0.75	0.10	0.30	0.13	0.71	(0.08)

Less distributions from:
Net investment income	(0.02)	(0.22)	(0.29)	(0.37)	(0.25)	(0.21)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.14)	(0.08)	—	—	(0.07)
Total distributions	(0.02)	(0.38)	(0.37)	(0.37)	(0.25)	(0.28)

Net asset value, end of period	$10.73	$10.00	$10.28	$10.35	$10.59	$10.13
Total return[3]	7.47%	1.01%[4]	2.85%	1.13%	7.14%	(0.64)%

Net assets, end of period (000s)	$1,238	$1,164	$1,203	$1,253	$1,351	$1,172

Ratios to average net assets:
Gross expenses	1.14%[5]	1.17%	1.21%[6]	1.29%[6]	1.44%[6]	1.54%
Net expenses[7]	1.13 [5,8]	1.17 [8]	1.21 [6]	1.22 [6,8]	1.40 [6,8]	1.45 [8]
Net investment income	2.26 [5]	3.30	3.63	2.96	2.78	2.86

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.00	$10.28	$10.35	$10.59	$10.14	$10.49

Income (loss) from operations:
Net investment income	0.08	0.27	0.31	0.26	0.24	0.25
Net realized and unrealized gain (loss)	0.63	(0.24)	(0.07)	(0.19)	0.42	(0.36)
Total income (loss) from operations	0.71	0.03	0.24	0.07	0.66	(0.11)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.24)	(0.31)	(0.21)	(0.18)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.11)	(0.07)	—	—	(0.06)
Total distributions	(0.01)	(0.31)	(0.31)	(0.31)	(0.21)	(0.24)

Net asset value, end of period	$10.70	$10.00	$10.28	$10.35	$10.59	$10.14
Total return[3]	7.13%	0.30%[4]	2.36%	0.59%	6.56%	(1.07)%

Net assets, end of period (000s)	$14,060	$13,319	$11,858	$16,966	$17,250	$17,034

Ratios to average net assets:
Gross expenses	1.79%[5,6]	1.81%[6]	1.81%[6]	1.84%[6]	1.88%	1.88%
Net expenses[7]	1.79 [5,6,8]	1.80 [6,8]	1.80 [6,8]	1.76 [6,8]	1.85 [8]	1.88
Net investment income	1.60 [5]	2.65	3.01	2.41	2.33	2.42

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

58	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.99	$10.27	$10.35	$10.58	$10.13	$10.48

Income (loss) from operations:
Net investment income	0.12	0.35	0.38	0.33	0.32	0.32
Net realized and unrealized gain (loss)	0.63	(0.24)	(0.08)	(0.18)	0.41	(0.36)
Total income (loss) from operations	0.75	0.11	0.30	0.15	0.73	(0.04)

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.30)	(0.38)	(0.28)	(0.23)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.14)	(0.08)	—	—	(0.08)
Total distributions	(0.02)	(0.39)	(0.38)	(0.38)	(0.28)	(0.31)

Net asset value, end of period	$10.72	$9.99	$10.27	$10.35	$10.58	$10.13
Total return[3]	7.50%	0.93%[4]	3.10%	1.39%	7.33%	(0.36)%

Net assets, end of period (000s)	$24,421	$34,171	$52,650	$90,923	$175,304	$195,266

Ratios to average net assets:
Gross expenses	1.10%[5,6]	1.11%[6]	1.11%[6]	1.12%[6]	1.16%	1.16%
Net expenses[7]	1.10 [5,6,8]	1.10 [6,8]	1.10 [6,8]	1.05 [6,8]	1.14 [8]	1.16
Net investment income	2.28 [5]	3.42	3.70	3.10	3.05	3.15

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	59

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.01	$10.28	$10.36	$10.59	$10.14	$10.50

Income (loss) from operations:
Net investment income	0.11	0.32	0.36	0.31	0.30	0.29
Net realized and unrealized gain (loss)	0.63	(0.23)	(0.09)	(0.19)	0.41	(0.37)
Total income (loss) from operations	0.74	0.09	0.27	0.12	0.71	(0.08)

Less distributions from:
Net investment income	(0.02)	(0.21)	(0.28)	(0.35)	(0.26)	(0.21)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.13)	(0.07)	—	—	(0.07)
Total distributions	(0.02)	(0.36)	(0.35)	(0.35)	(0.26)	(0.28)

Net asset value, end of period	$10.73	$10.01	$10.28	$10.36	$10.59	$10.14
Total return[3]	7.36%	0.74%[4]	2.80%	1.11%	7.10%	(0.72)%

Net assets, end of period (000s)	$397	$487	$457	$356	$335	$568

Ratios to average net assets:
Gross expenses	1.37%[5]	1.51%[6]	1.37%[6]	1.40%[6]	1.37%	1.42%
Net expenses[7]	1.35 [5,8]	1.35 [6,8]	1.35 [6,8]	1.34 [6,8]	1.35 [8]	1.42
Net investment income	2.04 [5]	3.14	3.50	2.87	2.86	2.89

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

60	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.00	$10.28	$10.36	$10.59	$10.14	$10.49

Income (loss) from operations:
Net investment income	0.14	0.38	0.41	0.37	0.34	0.35
Net realized and unrealized gain (loss)	0.63	(0.24)	(0.08)	(0.18)	0.42	(0.36)
Total income (loss) from operations	0.77	0.14	0.33	0.19	0.76	(0.01)

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.32)	(0.42)	(0.31)	(0.25)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.15)	(0.09)	—	—	(0.09)
Total distributions	(0.02)	(0.42)	(0.41)	(0.42)	(0.31)	(0.34)

Net asset value, end of period	$10.75	$10.00	$10.28	$10.36	$10.59	$10.14
Total return[3]	7.72%	1.26%[4]	3.43%	1.70%	7.61%	(0.11)%

Net assets, end of period (millions)	$997	$1,018	$1,132	$1,321	$835	$597

Ratios to average net assets:
Gross expenses	0.75%[5,6]	0.76%[6]	0.76%[6]	0.83%[6]	0.91%	0.91%
Net expenses[7]	0.75 [5,6,8]	0.75 [6,8]	0.75 [6,8]	0.75 [6,8]	0.88 [8]	0.91
Net investment income	2.64 [5]	3.74	4.06	3.44	3.29	3.40

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.95%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	61

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$9.99	$10.26	$10.34	$10.57	$10.12	$10.48

Income (loss) from operations:
Net investment income	0.14	0.39	0.43	0.38	0.35	0.36
Net realized and unrealized gain (loss)	0.63	(0.23)	(0.09)	(0.18)	0.42	(0.37)
Total income (loss) from operations	0.77	0.16	0.34	0.20	0.77	(0.01)

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.33)	(0.43)	(0.32)	(0.26)
Net realized gains	—	(0.02)	—	—	—	—
Return of capital	—	(0.16)	(0.09)	—	—	(0.09)
Total distributions	(0.02)	(0.43)	(0.42)	(0.43)	(0.32)	(0.35)

Net asset value, end of period	$10.74	$9.99	$10.26	$10.34	$10.57	$10.12
Total return[3]	7.74%	1.44%[4]	3.52%	1.79%	7.73%	(0.10)%

Net assets, end of period (000s)	$177,050	$201,779	$205,841	$160,055	$94,352	$116,990

Ratios to average net assets:
Gross expenses	0.66%[5]	0.66%[6]	0.66%[6]	0.72%[6]	0.80%	0.80%
Net expenses[7]	0.65 [5,8]	0.65 [6,8]	0.65 [6,8]	0.65 [6,8]	0.78 [8]	0.80
Net investment income	2.73 [5]	3.82	4.21	3.54	3.41	3.51

Portfolio turnover rate[9]	24%	63%	49%	49%	56%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 26% for the six months ended November 30, 2020, 72%, 51%, 67%, 70% and 71% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

62	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

64	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$79,363,270	$931,700	$80,294,970
Other Corporate Bonds & Notes	—	243,752,409	—	243,752,409
U.S. Government & Agency Obligations	—	312,736,110	—	312,736,110
Sovereign Bonds	—	155,264,921	—	155,264,921
Collateralized Mortgage Obligations	—	134,474,356	—	134,474,356
Senior Loans:
Communication Services	—	3,688,806	3,706,758	7,395,564
Consumer Discretionary	—	15,450,460	1,778,495	17,228,955
Other Senior Loans	—	50,081,166	—	50,081,166
Asset-Backed Securities	—	69,800,460	—	69,800,460
Non-U.S. Treasury Inflation Protected Securities	—	51,538,488	—	51,538,488
Mortgage-Backed Securities	—	29,161,839	—	29,161,839
U.S. Treasury Inflation Protected Securities	—	27,431,609	—	27,431,609
Municipal Bonds	—	6,028,598	—	6,028,598
Purchased Options:
Exchange-Traded Purchased Options	$740,259	—	—	740,259
OTC Purchased Options	—	2,431,155	—	2,431,155
Total Long-Term Investments	740,259	1,181,203,647	6,416,953	1,188,360,859
Short-Term Investments†	8,395,144	—	—	8,395,144
Total Investments	$9,135,403	$1,181,203,647	$6,416,953	$1,196,756,003

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,091,729	—	—	$2,091,729
Forward Foreign Currency Contracts	—	$4,560,735	—	4,560,735
OTC Interest Rate Swaps‡	—	215,948	—	215,948
Centrally Cleared Interest Rate Swaps	—	21,792,268	—	21,792,268
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	142,417	—	142,417
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	1,689,791	—	1,689,791
Total Other Financial Instruments	$2,091,729	$28,401,159	—	$30,492,888
Total	$11,227,132	$1,209,604,806	$6,416,953	$1,227,248,891

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,511,891	—	—	$1,511,891
OTC Written Options	—	$1,840,324	—	1,840,324
Futures Contracts	14,965,975	—	—	14,965,975
Forward Foreign Currency Contracts	—	4,995,030	—	4,995,030
Centrally Cleared Interest Rate Swaps	—	10,669,908	—	10,669,908
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	203,062	—	203,062
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	367,525	—	367,525
Total	$16,477,866	$18,075,849	—	$34,553,715

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

66	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call

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Notes to financial statements (unaudited) (cont’d)

options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be

68	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2020, the total notional value of all credit default swaps to sell protection was EUR 7,380,000 and $69,575,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return

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Notes to financial statements (unaudited) (cont’d)

in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific

72	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

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Notes to financial statements (unaudited) (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

74	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

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Notes to financial statements (unaudited) (cont’d)

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2020, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $7,038,416. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $740,000 which could be used to reduce the required payment.

At November 30, 2020, the Fund held non-cash collateral from BNP Paribas SA, Credit Suisse and JPMorgan Chase & Co. in the amounts of $641,090, $253,705 and $687,736, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Prior to June 30, 2020, distributions from net investment income of the Fund, if any, were declared daily and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

76	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2020, fees waived and/or expenses reimbursed amounted to $20,152, which included an affiliated money market fund waiver of $12,666.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Pursuant to these arrangements, at November 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2021	$60,457	—	—	—	—	—	$11,967
Expires May 31, 2022	34,038	—	—	$4,002	$962	$33,404	25,614
Expires May 31, 2023	36	$3	$37	86	55	2,616	4,651
Total fee waivers/ expense reimbursements subject to recapture	$94,531	$3	$37	$4,088	$1,017	$36,020	$42,232

For the six months ended November 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class FI	Class I
LMPFA recaptured	$2,361	$1,884	$10,646	$170,401

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$516	$73	—
CDSCs	—	—	$437

As of July 31, 2020, all officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation. Prior to July 31, 2020, all officers and one Director of the Corporation were employees of Legg Mason and did not receive compensation from the Corporation.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$104,884,710	$195,440,237
Sales	112,233,061	208,251,474

At November 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,137,547,758	$109,409,396	$(50,201,151)	$59,208,245
Written options	(4,530,558)	1,910,475	(732,132)	1,178,343
Futures contracts	—	2,091,729	(14,965,975)	(12,874,246)
Forward foreign currency contracts	—	4,560,735	(4,995,030)	(434,295)
Swap contracts	6,544,698	23,746,766	(11,092,610)	12,654,156

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$963,222	$1,148,184	$1,060,008	$3,171,414
Futures contracts[3]	2,091,729	—	—	2,091,729
Forward foreign currency contracts	—	4,560,735	—	4,560,735
OTC swap contracts[4]	215,948	—	142,417	358,365
Centrally cleared swap contracts[5]	21,792,268	—	1,689,791	23,482,059
Total	$25,063,167	$5,708,919	$2,892,216	$33,664,302

80	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,511,891	$473,704	$1,366,620	$3,352,215
Futures contracts[3]	14,965,975	—	—	14,965,975
Forward foreign currency contracts	—	4,995,030	—	4,995,030
OTC swap contracts[4]	—	—	203,062	203,062
Centrally cleared swap contracts[5]	10,669,908	—	367,525	11,037,433
Total	$27,147,774	$5,468,734	$1,937,207	$34,553,715

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(13,903,227)	$(2,350,964)	$(449,932)	$(16,704,123)
Futures contracts	9,038,101	—	—	9,038,101
Written options	15,807,743	1,081,814	1,218,785	18,108,342
Swap contracts	(17,472,762)	—	7,034,369	(10,438,393)
Forward foreign currency contracts	—	(994,810)	—	(994,810)
Total	$(6,530,145)	$(2,263,960)	$7,803,222	$(990,883)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(331,789)	$(246,085)	$374,816	$(203,058)
Futures contracts	(4,188,383)	—	—	(4,188,383)
Written options	193,411	3,092,321	(549,012)	2,736,720
Swap contracts	36,225,275	—	(2,002,105)	34,223,170
Forward foreign currency contracts	—	1,209,720	—	1,209,720
Total	$31,898,514	$4,055,956	$(2,176,301)	$33,778,169

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,649,980
Written options	3,201,726
Futures contracts (to buy)	630,408,580
Futures contracts (to sell)	1,927,001,920
Forward foreign currency contracts (to buy)	140,743,802
Forward foreign currency contracts (to sell)	204,915,428

Average Notional Balance
Interest rate swap contracts	$792,880,108
Credit default swap contracts (to buy protection)	164,787,832
Credit default swap contracts (to sell protection)	92,700,625

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$469,448	$(447,010)	$22,438	—	$22,438
BNP Paribas SA	940,704	(2,807,372)	(1,866,668)	$(641,090)	(2,507,758)
Citibank N.A.	1,417,657	(379,270)	1,038,387	(290,000)	748,387
Credit Suisse	349,453	(39,922)	309,531	(253,705)	55,826
Goldman Sachs Group Inc.	2,029,187	(1,392,385)	636,802	450,000	1,086,802

82	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
JPMorgan Chase & Co.	$1,902,699	$(1,378,120)	$524,579	$(687,736)	$(163,157)
Morgan Stanley & Co. Inc.	241,107	(594,337)	(353,230)	290,000	(63,230)
Total	$7,350,255	$(7,038,416)	$311,839	$(1,132,531)	$(820,692)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$16,555	$10,846
Class A2	1,516	1,422
Class C	68,094	7,679
Class FI	39,503	21,009
Class R	1,172	523
Class I	—	309,323
Class IS	—	4,113
Total	$126,840	$354,915

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$176
Class A2	16
Class C	178
Class FI	417
Class R	60
Class I	12,592
Class IS	6,713
Total	$20,152

6. Distributions to shareholders by class

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Net Investment Income:
Class A	$21,359	$279,268
Class A2	1,909	25,026
Class C	16,080	222,441
Class FI	59,924	1,028,308
Class R	768	12,654
Class I	1,933,338	27,785,272
Class IS	434,751	5,034,087
Total	$2,468,129	$34,387,056

Net Realized Gains:
Class A	—	$25,567
Class A2	—	2,386
Class C	—	27,762
Class FI	—	92,509
Class R	—	1,167
Class I	—	2,466,562
Class IS	—	424,904
Total	—	$3,040,857

84	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Return of Capital:
Class A	—	$161,129
Class A2	—	15,047
Class C	—	143,171
Class FI	—	532,543
Class R	—	6,621
Class I	—	16,475,580
Class IS	—	3,190,466
Total	—	$20,524,557

7. Capital shares

At November 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	226,302	$2,350,598	312,834	$3,090,363
Shares issued on reinvestment	2,017	20,512	41,848	430,047
Shares repurchased	(212,639)	(2,223,739)	(431,516)	(4,402,890)
Net increase (decrease)	15,680	$147,371	(76,834)	$(882,480)

Class A2
Shares sold	2,642	$27,385	28,136	$287,680
Shares issued on reinvestment	188	1,909	4,132	42,459
Shares repurchased	(3,866)	(39,973)	(32,940)	(339,316)
Net decrease	(1,036)	$(10,679)	(672)	$(9,177)

Class C
Shares sold	82,583	$855,614	487,707	$5,049,255
Shares issued on reinvestment	1,552	15,770	37,512	385,240
Shares repurchased	(102,039)	(1,055,391)	(346,796)	(3,540,265)
Net increase (decrease)	(17,904)	$(184,007)	178,423	$1,894,230

Class FI
Shares sold	121,670	$1,262,726	208,055	$2,150,179
Shares issued on reinvestment	5,889	59,772	160,466	1,649,623
Shares repurchased	(1,270,505)	(13,307,301)	(2,074,368)	(21,096,330)
Net decrease	(1,142,946)	$(11,984,803)	(1,705,847)	$(17,296,528)

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Amount	Shares	Amount
Class R
Shares sold	49,492	$516,349	72,785	$727,419
Shares issued on reinvestment	61	622	1,661	17,116
Shares repurchased	(61,162)	(641,172)	(70,287)	(706,685)
Net increase (decrease)	(11,609)	$(124,201)	4,159	$37,850

Class I
Shares sold	13,457,995	$139,658,790	25,649,600	$263,409,861
Shares issued on reinvestment	176,820	1,798,261	4,263,268	43,833,566
Shares repurchased	(22,663,957)	(232,262,568)	(38,219,403)	(383,378,329)
Net decrease	(9,029,142)	$(90,805,517)	(8,306,535)	$(76,134,902)

Class IS
Shares sold	841,019	$8,694,832	2,383,079	$24,677,989
Shares issued on reinvestment	40,951	415,659	792,869	8,129,829
Shares repurchased	(4,596,124)	(47,978,068)	(3,027,104)	(30,705,701)
Net increase (decrease)	(3,714,154)	$(38,867,577)	148,844	$2,102,117

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2020. The following transactions were effected in such companies for the six months ended November 30, 2020.

	Affiliate Value at May 31, 2020
		Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$1,460,535	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	10,175,997	$281,176,883	281,176,883	$282,957,736	282,957,736
	$11,636,532	$281,176,883		$282,957,736

86	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	—	$34,243	$81,547	$1,542,082
Western Asset Premier Institutional Government Reserves, Premium Shares	—	7,066	—	8,395,144
	—	$41,309	$81,547	$9,937,226

9. Redemption facility

The Fund and certain other participating funds within the Corporation, Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $265 million for participating funds within the Corporation). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended November 30, 2020, the Fund incurred a commitment fee in the amount of $3,868. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2020.

10. Deferred capital losses

As of May 31, 2020, the Fund had deferred capital losses of $2,037,849, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact

Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report	87

Notes to financial statements (unaudited) (cont’d)

the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

88	Western Asset Total Return Unconstrained Fund 2020 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020, a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	86,359,418.338	264,072.541	3,050,727.115	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	86,343,728.021	265,246.247	3,065,243.727	0
To approve a New Subadvisory Agreement with Western Asset Management Company Limited	86,332,015.350	262,427.777	3,079,774.868	0
To approve a New Subadvisory Agreement with Western Asset Management Company Ltd.	86,315,806.445	279,914.652	3,078,496.898	0
To approve a New Subadvisory Agreement with Western Asset Management Company Pte. Ltd.	86,325,231.235	272,540.949	3,076,445.810	0

Western Asset Total Return Unconstrained Fund	89

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Directors with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

90	Western Asset Total Return Unconstrained Fund

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset Total Return Unconstrained Fund	91

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Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 1/21 SR20-4063

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2021